Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015
C000098128
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 34,277	$ 35,262	$ 34,472	$ 34,590	$ 32,828	$ 32,949	$ 32,406	$ 31,525	$ 32,116	$ 29,968	$ 27,831	$ 29,352	$ 28,833	$ 26,757	$ 25,671	$ 24,577	$ 22,302	$ 22,677	$ 24,084	$ 24,178	$ 23,287	$ 21,763	$ 20,848	$ 20,543	$ 19,066	$ 19,746	$ 18,093	$ 19,653	$ 18,738	$ 17,396	$ 19,404	$ 20,328	$ 18,036	$ 20,017	$ 20,266	$ 23,349	$ 23,455	$ 24,228	$ 26,769	$ 26,202	$ 26,643	$ 25,031	$ 26,506	$ 25,905	$ 25,654	$ 24,574	$ 24,818	$ 23,556	$ 23,685	$ 22,719	$ 23,031	$ 22,028	$ 19,196	$ 19,644	$ 20,548	$ 18,728	$ 17,589	$ 16,790	$ 15,540	$ 13,423	$ 15,068	$ 16,172	$ 15,971	$ 15,568	$ 14,824	$ 14,319	$ 14,531	$ 14,952	$ 14,643	$ 13,582	$ 14,999	$ 14,419	$ 14,169	$ 13,655	$ 12,338	$ 13,371	$ 13,334	$ 14,650	$ 14,415	$ 13,868	$ 13,489	$ 13,387	$ 12,791	$ 12,599	$ 13,020	$ 13,260	$ 12,262	$ 12,063	$ 11,666	$ 11,474	$ 11,371	$ 11,317	$ 11,144	$ 11,138	$ 10,850	$ 10,567	$ 10,585	$ 10,242	$ 9,797	$ 9,797	$ 9,719	$ 9,930	$ 9,863	$ 9,863	$ 9,298	$ 9,448	$ 9,202	$ 9,160	$ 8,564	$ 8,739	$ 9,484	$ 9,533	$ 9,382	$ 8,727	$ 9,021	$ 9,659	$ 9,418	$ 9,532	$ 9,321	$ 9,427	$ 10,000
C000098129
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 34,054	34,539	33,789	33,928	32,213	32,353	31,847	31,004	31,608	29,499	27,418	28,937	28,445	26,406	25,351	24,287	22,045	22,425	23,839	23,947	23,078	21,583	20,686	20,400	18,946	19,639	18,008	19,568	18,667	17,340	19,350	20,291	18,014	20,004	20,271	23,361	23,490	24,272	26,837	26,282	26,744	25,141	26,643	26,056	25,813	24,748	25,007	23,749	23,892	22,936	23,263	22,265	19,415	19,876	20,806	18,972	17,832	17,034	15,772	13,636	15,316	16,448	16,250	15,854	15,100	14,593	14,825	15,263	14,961	13,884	15,342	14,760	14,509	13,992	12,648	13,718	13,684	15,046	14,811	14,264	13,886	13,782	13,181	12,992	13,429	13,690	12,666	12,464	12,059	11,870	11,772	11,726	11,557	11,557	11,263	10,982	11,002	10,656	10,193	10,206	10,128	10,356	10,291	10,297	9,710	9,880	9,625	9,586	8,973	9,162	9,945	10,004	9,853	9,162	9,482	10,160	9,919	10,043	9,826	9,942	10,000
C000098130
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,708,133	3,814,347	3,727,657	3,739,929	3,549,065	3,560,292	3,501,661	3,405,606	3,469,227	3,237,196	3,005,166	3,168,585	3,111,202	2,887,904	2,769,393	2,651,314	2,403,777	2,443,820	2,595,497	2,605,204	2,508,131	2,344,320	2,244,819	2,212,057	2,051,886	2,125,905	1,947,533	2,114,881	2,015,587	1,870,821	2,086,114	2,185,408	1,938,564	2,151,073	2,177,985	2,508,348	2,519,484	2,601,146	2,873,975	2,812,129	2,859,078	2,685,607	2,843,163	2,777,913	2,750,080	2,633,943	2,659,425	2,523,334	2,536,832	2,433,393	2,466,055	2,358,641	2,054,290	2,102,039	2,198,253	2,002,978	1,881,372	1,794,727	1,660,776	1,434,351	1,610,549	1,727,763	1,705,933	1,662,855	1,582,726	1,528,353	1,550,648	1,595,551	1,562,360	1,448,285	1,599,689	1,537,472	1,509,804	1,455,190	1,314,861	1,424,078	1,419,532	1,559,681	1,534,389	1,475,664	1,435,848	1,423,834	1,360,620	1,339,758	1,384,015	1,409,939	1,303,091	1,281,594	1,239,242	1,218,380	1,207,632	1,201,300	1,183,127	1,181,874	1,150,977	1,121,359	1,122,624	1,086,071	1,038,789	1,038,782	1,029,949	1,052,013	1,044,449	1,045,073	984,570	1,000,328	973,853	968,807	905,780	924,695	1,003,487	1,007,901	992,149	922,177	953,057	1,020,495	995,285	1,006,638	984,430	995,019	1,000,000
C000098131
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 22,397	22,561	21,810	23,381	22,011	22,271	21,762	21,586	20,881	21,389	20,694	20,891	19,771	18,837	19,429	18,182	16,991	17,849	18,646	19,332	18,424	17,365	17,788	17,425	18,242	19,029	17,970	18,953	18,029	16,249	17,572	18,087	16,959	18,418	18,068	19,079	18,865	18,719	18,622	17,625	18,421	17,457	17,961	17,652	17,678	17,855	17,563	16,856	15,972	14,859	15,080	14,570	12,918	13,146	13,498	12,953	12,362	12,465	12,011	10,674	13,039	14,512	14,787	14,356	13,750	13,659	13,253	13,647	13,383	12,452	13,416	12,559	12,485	12,072	11,173	12,347	12,124	13,094	12,994	12,699	12,064	11,979	11,986	11,765	11,850	12,335	11,872	11,563	11,114	10,934	10,541	10,617	10,566	10,345	10,310	10,255	10,331	10,007	9,883	9,568	9,268	9,445	9,547	9,527	9,329	9,355	9,219	9,158	8,633	8,817	9,192	9,325	9,278	8,598	8,881	9,480	9,285	9,520	9,403	9,377	10,000
C000098132
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 22,270	22,108	21,391	22,944	21,612	21,887	21,400	21,241	20,564	21,072	20,406	20,607	19,506	18,607	19,200	17,985	16,814	17,664	18,472	19,166	18,275	17,239	17,674	17,322	18,140	18,938	17,891	18,890	17,969	16,206	17,538	18,069	16,947	18,420	18,079	19,111	18,900	18,770	18,680	17,687	18,500	17,541	18,062	17,760	17,797	17,989	17,705	17,011	16,125	15,010	15,239	14,732	13,063	13,309	13,674	13,136	12,541	12,656	12,194	10,852	13,261	14,772	15,056	14,619	14,022	13,935	13,529	13,940	13,682	12,736	13,734	12,856	12,788	12,375	11,455	12,671	12,453	13,460	13,364	13,068	12,418	12,343	12,358	12,142	12,231	12,739	12,269	11,956	11,505	11,316	10,924	11,011	10,960	10,735	10,713	10,655	10,742	10,415	10,284	9,966	9,656	9,850	9,966	9,951	9,749	9,785	9,648	9,584	9,050	9,238	9,641	9,781	9,738	9,036	9,337	9,974	9,774	10,032	9,909	9,888	10,000
C000098133
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,424,620	2,441,193	2,359,186	2,528,648	2,380,493	2,408,342	2,352,645	2,333,708	2,256,846	2,310,315	2,235,681	2,255,732	2,134,312	2,034,058	2,097,552	1,961,813	1,833,187	1,925,063	2,010,453	2,083,954	1,985,593	1,872,099	1,916,416	1,877,504	1,963,975	2,049,365	1,933,710	2,040,639	1,939,854	1,748,674	1,891,020	1,946,088	1,823,484	1,980,376	1,941,932	2,051,029	2,027,132	2,011,547	2,000,117	1,892,390	1,977,251	1,873,532	1,927,277	1,893,333	1,896,143	1,914,061	1,882,950	1,807,513	1,711,352	1,592,537	1,615,170	1,560,714	1,382,935	1,407,270	1,444,694	1,386,689	1,322,819	1,333,776	1,284,507	1,141,278	1,393,983	1,550,885	1,580,071	1,532,885	1,468,467	1,458,761	1,414,637	1,457,149	1,428,225	1,328,268	1,431,723	1,339,666	1,330,901	1,286,193	1,190,623	1,315,173	1,292,289	1,394,454	1,383,822	1,352,112	1,283,982	1,274,906	1,274,915	1,251,447	1,260,533	1,311,251	1,262,042	1,228,896	1,181,340	1,161,595	1,119,897	1,127,940	1,121,763	1,097,656	1,094,737	1,088,165	1,096,203	1,061,150	1,048,010	1,014,095	981,678	1,001,131	1,011,215	1,009,049	987,448	990,319	975,929	968,735	914,038	932,757	972,344	985,948	980,977	909,285	938,388	1,001,558	980,972	1,005,810	992,390	989,627	1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,877	34,325	33,395	34,210	32,313	32,609	31,927	31,171	30,796	29,730	28,325	29,531	28,611	27,161	26,712	25,551	23,413	23,916	25,113	25,519	24,725	23,192	23,092	22,737	21,932	22,480	21,151	22,445	21,257	19,665	21,659	22,580	20,674	22,534	22,493	24,642	23,759	24,493	25,829	24,721	24,894	23,264	24,399	23,679	23,129	22,602	22,445	21,308	20,414	19,866	20,069	19,326	17,419	17,895	18,601	17,354	16,428	16,107	15,375	13,628	15,549	16,943	16,950	16,453	15,877	15,540	15,255	15,501	15,281	14,275	15,244	14,650	14,371	13,924	12,891	14,171	13,888	14,906	14,822	14,354	13,839	13,755	13,431	13,380	13,729	14,254	13,482	13,334	12,937	12,642	12,387	12,349	12,100	12,025	11,858	11,738	11,724	11,276	11,066	10,852	10,464	10,659	10,657	10,642	10,263	10,237	10,056	10,017	9,381	9,394	9,884	10,042	10,013	9,234	9,468	10,076	9,869	10,064	9,936	9,842	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,877	34,325	33,395	34,210	32,313	32,609	31,927	31,171	30,796	29,730	28,325	29,531	28,611	27,161	26,712	25,551	23,413	23,916	25,113	25,519	24,725	23,192	23,092	22,737	21,932	22,480	21,151	22,445	21,257	19,665	21,659	22,580	20,674	22,534	22,493	24,642	23,759	24,493	25,829	24,721	24,894	23,264	24,399	23,679	23,129	22,602	22,445	21,308	20,414	19,866	20,069	19,326	17,419	17,895	18,601	17,354	16,428	16,107	15,375	13,628	15,549	16,943	16,950	16,453	15,877	15,540	15,255	15,501	15,281	14,275	15,244	14,650	14,371	13,924	12,891	14,171	13,888	14,906	14,822	14,354	13,839	13,755	13,431	13,380	13,729	14,254	13,482	13,334	12,937	12,642	12,387	12,349	12,100	12,025	11,858	11,738	11,724	11,276	11,066	10,852	10,464	10,659	10,657	10,642	10,263	10,237	10,056	10,017	9,381	9,394	9,884	10,042	10,013	9,234	9,468	10,076	9,869	10,064	9,936	9,842	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,387,689	3,432,476	3,339,480	3,421,031	3,231,348	3,260,920	3,192,732	3,117,121	3,079,634	2,972,958	2,832,509	2,953,129	2,861,075	2,716,050	2,671,163	2,555,084	2,341,267	2,391,553	2,511,285	2,551,916	2,472,487	2,319,243	2,309,205	2,273,716	2,193,195	2,248,045	2,115,142	2,244,455	2,125,664	1,966,457	2,165,937	2,258,024	2,067,400	2,253,405	2,249,278	2,464,157	2,375,940	2,449,274	2,582,934	2,472,142	2,489,391	2,326,399	2,439,877	2,367,880	2,312,937	2,260,173	2,244,497	2,130,780	2,041,376	1,986,596	2,006,857	1,932,554	1,741,881	1,789,469	1,860,149	1,735,407	1,642,779	1,610,745	1,537,517	1,362,812	1,554,857	1,694,333	1,694,998	1,645,338	1,587,706	1,554,046	1,525,503	1,550,057	1,528,095	1,427,491	1,524,361	1,465,042	1,437,116	1,392,409	1,289,105	1,417,052	1,388,751	1,490,637	1,482,200	1,435,426	1,383,925	1,375,459	1,343,115	1,337,981	1,372,870	1,425,406	1,348,216	1,333,390	1,293,712	1,264,211	1,238,660	1,234,880	1,209,999	1,202,494	1,185,806	1,173,752	1,172,384	1,127,611	1,106,623	1,085,173	1,046,419	1,065,861	1,065,660	1,064,166	1,026,326	1,023,674	1,005,615	1,001,732	938,093	939,360	988,409	1,004,248	1,001,271	923,380	946,807	1,007,600	986,922	1,006,404	993,627	984,186	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	32,702	31,701	32,701	30,661	30,888	30,262	29,617	29,077	28,204	26,931	28,171	27,291	25,889	25,605	24,316	22,242	22,847	23,990	24,462	23,616	22,106	22,021	21,788	21,221	21,729	20,329	21,593	20,522	18,967	20,905	21,715	19,853	21,665	21,694	23,833	23,085	23,681	25,161	24,208	24,582	23,025	24,107	23,438	23,049	22,494	22,392	21,294	20,557	19,934	20,023	19,161	17,083	17,460	18,120	16,896	15,988	15,630	14,837	13,102	15,191	16,545	16,564	16,099	15,509	15,182	14,920	15,231	15,008	14,023	14,993	14,417	14,210	13,727	12,642	13,939	13,666	14,752	14,728	14,228	13,771	13,681	13,306	13,255	13,527	14,045	13,341	13,209	12,820	12,546	12,248	12,224	11,998	11,891	11,770	11,647	11,639	11,221	11,014	10,803	10,340	10,569	10,553	10,526	10,124	10,103	9,926	9,864	9,216	9,219	9,770	9,975	9,920	9,193	9,469	10,078	9,912	10,081	9,943	9,898	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,076	32,702	31,701	32,701	30,661	30,888	30,262	29,617	29,077	28,204	26,931	28,171	27,291	25,889	25,605	24,316	22,242	22,847	23,990	24,462	23,616	22,106	22,021	21,788	21,221	21,729	20,329	21,593	20,522	18,967	20,905	21,715	19,853	21,665	21,694	23,833	23,085	23,681	25,161	24,208	24,582	23,025	24,107	23,438	23,049	22,494	22,392	21,294	20,557	19,934	20,023	19,161	17,083	17,460	18,120	16,896	15,988	15,630	14,837	13,102	15,191	16,545	16,564	16,099	15,509	15,182	14,920	15,231	15,008	14,023	14,993	14,417	14,210	13,727	12,642	13,939	13,666	14,752	14,728	14,228	13,771	13,681	13,306	13,255	13,527	14,045	13,341	13,209	12,820	12,546	12,248	12,224	11,998	11,891	11,770	11,647	11,639	11,221	11,014	10,803	10,340	10,569	10,553	10,526	10,124	10,103	9,926	9,864	9,216	9,219	9,770	9,975	9,920	9,193	9,469	10,078	9,912	10,081	9,943	9,898	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,207,551	3,270,221	3,170,145	3,270,096	3,066,125	3,088,808	3,026,208	2,961,735	2,907,684	2,820,373	2,693,130	2,817,087	2,729,055	2,588,916	2,560,538	2,431,563	2,224,164	2,284,729	2,399,004	2,446,225	2,361,570	2,210,617	2,202,050	2,178,836	2,122,093	2,172,879	2,032,869	2,159,304	2,052,188	1,896,651	2,090,501	2,171,542	1,985,286	2,166,536	2,169,444	2,383,330	2,308,452	2,368,103	2,516,143	2,420,815	2,458,232	2,302,525	2,410,688	2,343,846	2,304,870	2,249,402	2,239,180	2,129,411	2,055,727	1,993,419	2,002,325	1,916,122	1,708,302	1,745,986	1,811,961	1,689,562	1,598,778	1,563,044	1,483,698	1,310,178	1,519,078	1,654,541	1,656,350	1,609,867	1,550,914	1,518,231	1,492,044	1,523,093	1,500,784	1,402,292	1,499,315	1,441,744	1,420,995	1,372,717	1,264,205	1,393,939	1,366,568	1,475,190	1,472,752	1,422,787	1,377,087	1,368,140	1,330,577	1,325,539	1,352,693	1,404,461	1,334,138	1,320,936	1,282,007	1,254,629	1,224,759	1,222,404	1,199,782	1,189,052	1,177,006	1,164,661	1,163,869	1,122,135	1,101,405	1,080,324	1,034,048	1,056,915	1,055,257	1,052,572	1,012,393	1,010,315	992,558	986,445	921,561	921,858	976,985	997,458	991,959	919,344	946,938	1,007,777	991,199	1,008,064	994,311	989,834	1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 44,136	45,781	44,893	44,500	41,790	41,929	40,773	39,942	40,633	38,066	35,916	37,507	36,858	34,504	33,664	32,237	29,068	29,488	31,184	31,466	30,441	28,492	27,250	26,984	25,257	25,561	23,594	25,550	24,437	23,088	25,574	26,823	23,949	26,009	26,628	30,285	29,145	30,438	33,296	32,606	32,408	29,825	31,594	30,456	29,484	27,743	28,133	26,340	25,895	25,901	26,095	24,947	22,630	23,426	24,582	22,283	20,691	19,828	18,580	16,185	17,951	19,263	18,842	18,290	17,513	17,033	17,031	17,162	16,783	15,705	16,764	16,039	15,595	15,056	13,815	15,114	14,955	16,424	16,333	15,486	15,044	14,901	14,275	14,226	14,627	15,020	14,027	13,919	13,508	13,004	12,837	12,606	12,280	12,312	12,000	11,732	11,598	11,135	10,772	10,641	10,414	10,665	10,626	10,679	10,197	10,238	10,043	10,135	9,495	9,499	10,060	10,210	10,182	9,375	9,612	10,234	9,898	10,076	9,936	9,886	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 44,136	45,781	44,893	44,500	41,790	41,929	40,773	39,942	40,633	38,066	35,916	37,507	36,858	34,504	33,664	32,237	29,068	29,488	31,184	31,466	30,441	28,492	27,250	26,984	25,257	25,561	23,594	25,550	24,437	23,088	25,574	26,823	23,949	26,009	26,628	30,285	29,145	30,438	33,296	32,606	32,408	29,825	31,594	30,456	29,484	27,743	28,133	26,340	25,895	25,901	26,095	24,947	22,630	23,426	24,582	22,283	20,691	19,828	18,580	16,185	17,951	19,263	18,842	18,290	17,513	17,033	17,031	17,162	16,783	15,705	16,764	16,039	15,595	15,056	13,815	15,114	14,955	16,424	16,333	15,486	15,044	14,901	14,275	14,226	14,627	15,020	14,027	13,919	13,508	13,004	12,837	12,606	12,280	12,312	12,000	11,732	11,598	11,135	10,772	10,641	10,414	10,665	10,626	10,679	10,197	10,238	10,043	10,135	9,495	9,499	10,060	10,210	10,182	9,375	9,612	10,234	9,898	10,076	9,936	9,886	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 4,413,634	4,578,111	4,489,311	4,450,030	4,178,980	4,192,855	4,077,342	3,994,152	4,063,270	3,806,586	3,591,575	3,750,663	3,685,777	3,450,369	3,366,405	3,223,656	2,906,784	2,948,767	3,118,355	3,146,608	3,044,055	2,849,210	2,725,009	2,698,386	2,525,737	2,556,094	2,359,440	2,555,046	2,443,694	2,308,752	2,557,368	2,682,321	2,394,885	2,600,906	2,662,810	3,028,542	2,914,532	3,043,813	3,329,574	3,260,635	3,240,821	2,982,491	3,159,438	3,045,567	2,948,399	2,774,343	2,813,254	2,634,038	2,589,549	2,590,148	2,609,455	2,494,720	2,263,007	2,342,564	2,458,224	2,228,283	2,069,089	1,982,750	1,858,014	1,618,520	1,795,115	1,926,299	1,884,178	1,828,995	1,751,302	1,703,284	1,703,072	1,716,217	1,678,319	1,570,464	1,676,366	1,603,902	1,559,514	1,505,642	1,381,467	1,511,415	1,495,530	1,642,405	1,633,277	1,548,605	1,504,440	1,490,092	1,427,522	1,422,552	1,462,663	1,502,048	1,402,700	1,391,865	1,350,827	1,300,438	1,283,747	1,260,638	1,227,999	1,231,242	1,200,038	1,173,207	1,159,792	1,113,541	1,077,239	1,064,067	1,041,408	1,066,451	1,062,564	1,067,870	1,019,736	1,023,757	1,004,255	1,013,510	949,476	949,881	1,006,046	1,021,030	1,018,172	937,452	961,231	1,023,379	989,814	1,007,564	993,578	988,627	1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,568	23,473	22,434	24,081	22,636	22,888	22,575	21,985	20,916	21,114	20,465	21,379	20,361	19,636	19,616	18,586	17,282	17,915	18,634	19,151	18,500	17,348	18,044	17,776	17,858	18,511	17,599	18,338	17,259	15,654	17,159	17,686	16,586	18,174	17,827	18,893	18,374	18,590	19,033	17,904	18,558	17,661	18,298	17,942	17,800	18,006	17,595	16,919	15,979	15,068	15,207	14,646	12,909	13,081	13,411	12,878	12,388	12,471	12,058	10,839	13,074	14,475	14,794	14,398	13,966	13,773	13,299	13,702	13,589	12,679	13,550	13,086	13,003	12,601	11,691	12,933	12,558	13,243	13,217	13,025	12,529	12,498	12,424	12,383	12,605	13,237	12,744	12,561	12,188	12,100	11,752	11,890	11,734	11,546	11,557	11,579	11,698	11,292	11,212	10,939	10,348	10,511	10,532	10,452	10,157	10,070	9,916	9,712	9,059	9,062	9,555	9,765	9,728	9,046	9,327	9,918	9,875	10,076	9,956	9,864	10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,568	23,473	22,434	24,081	22,636	22,888	22,575	21,985	20,916	21,114	20,465	21,379	20,361	19,636	19,616	18,586	17,282	17,915	18,634	19,151	18,500	17,348	18,044	17,776	17,858	18,511	17,599	18,338	17,259	15,654	17,159	17,686	16,586	18,174	17,827	18,893	18,374	18,590	19,033	17,904	18,558	17,661	18,298	17,942	17,800	18,006	17,595	16,919	15,979	15,068	15,207	14,646	12,909	13,081	13,411	12,878	12,388	12,471	12,058	10,839	13,074	14,475	14,794	14,398	13,966	13,773	13,299	13,702	13,589	12,679	13,550	13,086	13,003	12,601	11,691	12,933	12,558	13,243	13,217	13,025	12,529	12,498	12,424	12,383	12,605	13,237	12,744	12,561	12,188	12,100	11,752	11,890	11,734	11,546	11,557	11,579	11,698	11,292	11,212	10,939	10,348	10,511	10,532	10,452	10,157	10,070	9,916	9,712	9,059	9,062	9,555	9,765	9,728	9,046	9,327	9,918	9,875	10,076	9,956	9,864	10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,356,817	$ 2,347,286	$ 2,243,448	$ 2,408,147	$ 2,263,597	$ 2,288,787	$ 2,257,454	$ 2,198,479	$ 2,091,556	$ 2,111,417	$ 2,046,541	$ 2,137,861	$ 2,036,068	$ 1,963,631	$ 1,961,600	$ 1,858,644	$ 1,728,248	$ 1,791,455	$ 1,863,361	$ 1,915,061	$ 1,850,005	$ 1,734,770	$ 1,804,360	$ 1,777,577	$ 1,785,801	$ 1,851,068	$ 1,759,871	$ 1,833,794	$ 1,725,938	$ 1,565,434	$ 1,715,895	$ 1,768,592	$ 1,658,605	$ 1,817,394	$ 1,782,739	$ 1,889,302	$ 1,837,433	$ 1,859,006	$ 1,903,342	$ 1,790,393	$ 1,855,791	$ 1,766,112	$ 1,829,804	$ 1,794,222	$ 1,779,996	$ 1,800,616	$ 1,759,540	$ 1,691,880	$ 1,597,855	$ 1,506,795	$ 1,520,722	$ 1,464,571	$ 1,290,924	$ 1,308,116	$ 1,341,057	$ 1,287,806	$ 1,238,831	$ 1,247,109	$ 1,205,788	$ 1,083,931	$ 1,307,350	$ 1,447,538	$ 1,479,364	$ 1,439,758	$ 1,396,581	$ 1,377,329	$ 1,329,882	$ 1,370,172	$ 1,358,908	$ 1,267,893	$ 1,355,016	$ 1,308,599	$ 1,300,332	$ 1,260,070	$ 1,169,076	$ 1,293,262	$ 1,255,770	$ 1,324,347	$ 1,321,725	$ 1,302,474	$ 1,252,886	$ 1,249,791	$ 1,242,416	$ 1,238,328	$ 1,260,501	$ 1,323,710	$ 1,274,438	$ 1,256,102	$ 1,218,781	$ 1,209,996	$ 1,175,189	$ 1,189,040	$ 1,173,444	$ 1,154,570	$ 1,155,703	$ 1,157,876	$ 1,169,792	$ 1,129,215	$ 1,121,227	$ 1,093,888	$ 1,034,787	$ 1,051,054	$ 1,053,249	$ 1,045,190	$ 1,015,699	$ 1,006,991	$ 991,590	$ 971,188	$ 905,930	$ 906,159	$ 955,533	$ 976,534	$ 972,811	$ 904,559	$ 932,718	$ 991,786	$ 987,456	$ 1,007,574	$ 995,609	$ 986,387	$ 1,000,000